Glossary
The following abbreviations are used in the quarterly schedule of Portfolios’ holdings:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CABS—Capital Appreciation Bonds
ETF—Exchange-Traded Fund
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
LIBOR—London Interbank Offered Rate
NATL—National Public Finance Guaranty Corp.
REIT(s)—Real Estate Investment Trust(s)
Rfdg—Refunding
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 129.0%
Common Stocks 128.7%
Aerospace & Defense 3.5%
Arconic, Inc.	6,300	$ 162,666
Astronics Corp.*	500	20,110
Ducommun, Inc.*	2,400	108,168
General Dynamics Corp.	190	34,546
Lockheed Martin Corp.	510	185,405
Spirit AeroSystems Holdings, Inc. (Class A Stock)	700	56,959
United Technologies Corp.	1,680	218,736
		786,590
Air Freight & Logistics 0.5%
Hub Group, Inc. (Class A Stock)*	2,700	113,346
Automobiles 1.2%
Ford Motor Co.	10,100	103,323
General Motors Co.	4,000	154,120
		257,443
Banks 5.1%
Bank of America Corp.(u)	13,100	379,900
Citigroup, Inc.(u)	4,200	294,126
Citizens Financial Group, Inc.	2,500	88,400
Fifth Third Bancorp	1,500	41,850
JPMorgan Chase & Co.(u)	2,800	313,040
Wells Fargo & Co.	400	18,928
		1,136,244
Beverages 2.7%
Keurig Dr. Pepper, Inc.	3,700	106,930
Monster Beverage Corp.*	2,500	159,575
National Beverage Corp.	900	40,167
PepsiCo, Inc.(u)	2,180	285,863
		592,535
Biotechnology 6.1%
AbbVie, Inc.	2,700	196,344
Alexion Pharmaceuticals, Inc.*	1,160	151,937
Amgen, Inc.	1,120	206,393
Biogen, Inc.*	540	126,290
Concert Pharmaceuticals, Inc.*	1,000	12,000

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Gilead Sciences, Inc.	2,800	$ 189,168
Incyte Corp.*	1,600	135,936
Regeneron Pharmaceuticals, Inc.*	400	125,200
Veracyte, Inc.*	1,800	51,318
Vertex Pharmaceuticals, Inc.*	840	154,039
		1,348,625
Building Products 0.9%
Builders FirstSource, Inc.*	4,000	67,440
Cornerstone Building Brands, Inc.*	2,900	16,907
Johnson Controls International PLC	1,200	49,572
Universal Forest Products, Inc.	1,540	58,612
		192,531
Capital Markets 2.5%
Affiliated Managers Group, Inc.	1,230	113,332
Ameriprise Financial, Inc.	560	81,290
Goldman Sachs Group, Inc. (The)	550	112,530
Invesco Ltd.	1,500	30,690
LPL Financial Holdings, Inc.	600	48,942
Morgan Stanley	3,800	166,478
		553,262
Chemicals 2.7%
DuPont de Nemours, Inc.	1,400	105,098
Huntsman Corp.	2,900	59,276
Koppers Holdings, Inc.*	3,800	111,568
LyondellBasell Industries NV (Class A Stock)	1,300	111,969
Mosaic Co. (The)	3,600	90,108
Trinseo SA	2,700	114,318
		592,337
Commercial Services & Supplies 0.7%
Deluxe Corp.	300	12,198
Herman Miller, Inc.	1,900	84,930
Knoll, Inc.	1,000	22,980
Quad/Graphics, Inc.	3,700	29,267
		149,375

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 1.7%
Acacia Communications, Inc.*	200	$ 9,432
Cisco Systems, Inc.(u)	6,800	372,164
		381,596
Construction & Engineering 0.9%
Dycom Industries, Inc.*	40	2,355
EMCOR Group, Inc.	1,200	105,720
Fluor Corp.	2,200	74,118
Quanta Services, Inc.	200	7,638
		189,831
Construction Materials 0.7%
United States Lime & Minerals, Inc.	200	16,000
Vulcan Materials Co.	970	133,191
		149,191
Consumer Finance 1.5%
Capital One Financial Corp.	1,700	154,258
Navient Corp.	4,200	57,330
OneMain Holdings, Inc.	3,300	111,573
		323,161
Containers & Packaging 0.1%
Westrock Co.	500	18,235
Distributors 0.8%
Core-Mark Holding Co., Inc.	1,000	39,720
Genuine Parts Co.	900	93,222
LKQ Corp.*	1,900	50,559
		183,501
Diversified Consumer Services 0.5%
frontdoor, Inc.*	2,700	117,585
Diversified Financial Services 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	900	191,853
FGL Holdings	13,500	113,400
Jefferies Financial Group, Inc.	4,000	76,920
		382,173

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services 2.7%
AT&T, Inc.(u)	8,300	$ 278,133
Verizon Communications, Inc.(u)	5,700	325,641
		603,774
Electric Utilities 1.2%
Eversource Energy	200	15,152
Exelon Corp.	3,600	172,584
Portland General Electric Co.	600	32,502
Southern Co. (The)	800	44,224
		264,462
Electrical Equipment 0.2%
Acuity Brands, Inc.	160	22,066
Atkore International Group, Inc.*	700	18,109
		40,175
Electronic Equipment, Instruments & Components 1.8%
Anixter International, Inc.*	200	11,942
CDW Corp.	1,300	144,300
Itron, Inc.*	1,800	112,626
Jabil, Inc.	800	25,280
Keysight Technologies, Inc.*	800	71,848
Methode Electronics, Inc.	400	11,428
SYNNEX Corp.	300	29,520
		406,944
Energy Equipment & Services 0.7%
Archrock, Inc.	2,200	23,320
C&J Energy Services, Inc.*	1,200	14,136
Matrix Service Co.*	5,800	117,508
		154,964
Entertainment 1.2%
Viacom, Inc. (Class B Stock)	3,100	92,597
Walt Disney Co. (The)	1,250	174,550
		267,147
Equity Real Estate Investment Trusts (REITs) 3.0%
American Tower Corp.	940	192,183

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Apple Hospitality REIT, Inc.	1,500	$ 23,790
CoreCivic, Inc.	1,100	22,836
Corporate Office Properties Trust	400	10,548
DiamondRock Hospitality Co.	2,000	20,680
Franklin Street Properties Corp.	9,700	71,586
GEO Group, Inc. (The)	5,800	121,858
Host Hotels & Resorts, Inc.	3,800	69,236
Outfront Media, Inc.	800	20,632
Park Hotels & Resorts, Inc.	800	22,048
RLJ Lodging Trust	900	15,966
Ryman Hospitality Properties, Inc.	700	56,763
SITE Centers Corp.	1,100	14,564
Spirit MTA REIT	1,190	9,925
		672,615
Food & Staples Retailing 0.7%
US Foods Holding Corp.*	1,100	39,336
Walgreens Boots Alliance, Inc.	2,100	114,807
Walmart, Inc.	100	11,049
		165,192
Food Products 2.0%
Archer-Daniels-Midland Co.	3,000	122,400
Bunge Ltd.	200	11,142
J.M. Smucker Co. (The)	730	84,089
Pilgrim’s Pride Corp.*	2,600	66,014
Tyson Foods, Inc. (Class A Stock)	1,900	153,406
		437,051
Gas Utilities 0.2%
UGI Corp.	1,000	53,410
Health Care Equipment & Supplies 5.7%
Abbott Laboratories	2,000	168,200
Baxter International, Inc.	700	57,330
Becton, Dickinson & Co.	180	45,362
Cooper Cos., Inc. (The)	240	80,854
Danaher Corp.	1,210	172,933
Hill-Rom Holdings, Inc.	200	20,924
Hologic, Inc.*	1,600	76,832
Integer Holdings Corp.*	300	25,176
Masimo Corp.*	680	101,198

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Medtronic PLC(u)	2,500	$ 243,475
Meridian Bioscience, Inc.	4,100	48,708
STERIS PLC	330	49,130
Stryker Corp.	190	39,060
Zimmer Biomet Holdings, Inc.	1,180	138,933
		1,268,115
Health Care Providers & Services 3.7%
Anthem, Inc.	200	56,442
Centene Corp.*	1,080	56,635
Cigna Corp.	332	52,307
CVS Health Corp.	2,800	152,572
HCA Healthcare, Inc.	1,130	152,742
UnitedHealth Group, Inc.(u)	1,410	344,054
		814,752
Health Care Technology 0.8%
Simulations Plus, Inc.	3,800	108,528
Veeva Systems, Inc. (Class A Stock)*	480	77,813
		186,341
Hotels, Restaurants & Leisure 2.6%
Bloomin’ Brands, Inc.	2,200	41,602
Century Casinos, Inc.*	4,600	44,620
Hilton Grand Vacations, Inc.*	3,400	108,188
Hilton Worldwide Holdings, Inc.	900	87,966
RCI Hospitality Holdings, Inc.	1,700	29,767
Starbucks Corp.	2,500	209,575
Yum China Holdings, Inc. (China)	1,000	46,200
		567,918
Household Durables 1.0%
Hooker Furniture Corp.	3,900	80,418
M/I Homes, Inc.*	3,900	111,306
NVR, Inc.*	10	33,703
Tupperware Brands Corp.	400	7,612
		233,039
Household Products 1.0%
Procter & Gamble Co. (The)(u)	2,100	230,265

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Independent Power & Renewable Electricity Producers 1.0%
AES Corp.	5,900	$ 98,884
NRG Energy, Inc.	3,700	129,944
		228,828
Industrial Conglomerates 1.0%
General Electric Co.	20,300	213,150
Insurance 2.9%
Allstate Corp. (The)	500	50,845
American International Group, Inc.	2,800	149,184
Hallmark Financial Services, Inc.*	1,500	21,345
Lincoln National Corp.	500	32,225
MetLife, Inc.	3,500	173,845
National General Holdings Corp.	5,600	128,464
Unum Group	2,700	90,585
		646,493
Interactive Media & Services 5.9%
Alphabet, Inc. (Class A Stock)*(u)	278	301,018
Alphabet, Inc. (Class C Stock)*(u)	391	422,636
Facebook, Inc. (Class A Stock)*(u)	2,920	563,560
TripAdvisor, Inc.*	300	13,887
		1,301,101
Internet & Direct Marketing Retail 4.1%
1-800-Flowers.com, Inc. (Class A Stock)*	4,500	84,960
Amazon.com, Inc.*(u)	255	482,875
Booking Holdings, Inc.*	63	118,107
eBay, Inc.	4,500	177,750
Qurate Retail, Inc.*	4,200	52,038
		915,730
IT Services 6.1%
Accenture PLC (Class A Stock)(u)	1,290	238,353
Automatic Data Processing, Inc.	600	99,198
CACI International, Inc. (Class A Stock)*	110	22,505
Conduent, Inc.*	1,400	13,426
DXC Technology Co.	2,500	137,875
Fidelity National Information Services, Inc.	1,250	153,350
FleetCor Technologies, Inc.*	100	28,085
Genpact Ltd.	200	7,618

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
International Business Machines Corp.	740	$ 102,046
Mastercard, Inc. (Class A Stock)	100	26,453
Perspecta, Inc.	600	14,046
Presidio, Inc.	3,100	42,377
VeriSign, Inc.*	290	60,656
Visa, Inc. (Class A Stock)(u)	2,305	400,033
		1,346,021
Life Sciences Tools & Services 2.1%
IQVIA Holdings, Inc.*	830	133,547
Medpace Holdings, Inc.*	400	26,168
PRA Health Sciences, Inc.*	1,100	109,065
Thermo Fisher Scientific, Inc.	670	196,766
		465,546
Machinery 2.8%
Cummins, Inc.	830	142,212
Gates Industrial Corp. PLC*	10,100	115,241
Meritor, Inc.*	1,000	24,250
Navistar International Corp.*	200	6,890
Oshkosh Corp.	1,500	125,235
Park-Ohio Holdings Corp.	1,200	39,108
Timken Co. (The)	1,200	61,608
Wabash National Corp.	7,300	118,771
		633,315
Media 1.1%
Charter Communications, Inc. (Class A Stock)*	80	31,614
Comcast Corp. (Class A Stock)	2,000	84,560
Discovery, Inc. (Class C Stock)*	4,400	125,180
		241,354
Metals & Mining 0.6%
Ryerson Holding Corp.*	4,600	38,318
Steel Dynamics, Inc.	3,200	96,640
		134,958

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 0.5%
Ladder Capital Corp.	1,412	$ 23,453
Western Asset Mortgage Capital Corp.	9,400	93,812
		117,265
Multiline Retail 0.6%
Big Lots, Inc.	1,200	34,332
Macy’s, Inc.	4,300	92,278
		126,610
Multi-Utilities 0.4%
Dominion Energy, Inc.	1,000	77,320
MDU Resources Group, Inc.	900	23,220
		100,540
Oil, Gas & Consumable Fuels 5.3%
Arch Coal, Inc. (Class A Stock)	100	9,421
Ardmore Shipping Corp. (Ireland)*	13,100	106,765
Chevron Corp.(u)	2,730	339,721
ConocoPhillips	1,500	91,500
CONSOL Energy, Inc.*	600	15,966
Exxon Mobil Corp.	900	68,967
HollyFrontier Corp.	1,300	60,164
Kinder Morgan, Inc.	8,300	173,304
Panhandle Oil & Gas, Inc. (Class A Stock)	2,800	36,512
Phillips 66	930	86,992
Scorpio Tankers, Inc. (Monaco)	1,200	35,424
Valero Energy Corp.	1,500	128,415
World Fuel Services Corp.	800	28,768
		1,181,919
Personal Products 0.1%
Medifast, Inc.	50	6,415
Nu Skin Enterprises, Inc. (Class A Stock)	200	9,864
		16,279
Pharmaceuticals 4.0%
Allergan PLC	60	10,046
Bristol-Myers Squibb Co.	1,700	77,095
Horizon Therapeutics PLC*	4,400	105,864
Jazz Pharmaceuticals PLC*	140	19,958

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson(u)	2,100	$ 292,488
Mallinckrodt PLC*	3,300	30,294
Merck & Co., Inc.(u)	4,000	335,400
Mylan NV*	500	9,520
		880,665
Professional Services 1.0%
Barrett Business Services, Inc.	1,400	115,640
Korn Ferry	2,400	96,168
		211,808
Real Estate Management & Development 0.5%
Newmark Group, Inc. (Class A Stock)	3,417	30,685
RMR Group, Inc. (The) (Class A Stock)	1,900	89,262
		119,947
Road & Rail 0.7%
Norfolk Southern Corp.	650	129,565
Universal Logistics Holdings, Inc.	1,500	33,705
		163,270
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	1,300	146,731
Broadcom, Inc.	200	57,572
Diodes, Inc.*	1,000	36,370
Intel Corp.(u)	6,900	330,303
Lam Research Corp.	200	37,568
QUALCOMM, Inc.	2,600	197,782
Universal Display Corp.	400	75,224
		881,550
Software 11.7%
Adobe, Inc.*	600	176,790
ANSYS, Inc.*	500	102,410
Cadence Design Systems, Inc.*	900	63,729
Cision Ltd.*	8,300	97,359
Fortinet, Inc.*	2,000	153,660
Intuit, Inc.(u)	880	229,970
LogMeIn, Inc.	800	58,944
Microsoft Corp.(u)	8,100	1,085,076

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Oracle Corp.(u)	5,100	$ 290,547
Progress Software Corp.	2,700	117,774
salesforce.com, Inc.*	650	98,625
SS&C Technologies Holdings, Inc.	1,000	57,610
Synopsys, Inc.*	600	77,214
		2,609,708
Specialty Retail 1.9%
Asbury Automotive Group, Inc.*	400	33,736
AutoNation, Inc.*	1,000	41,940
Best Buy Co., Inc.	300	20,919
Container Store Group, Inc. (The)*	2,300	16,836
Foot Locker, Inc.	2,800	117,376
Michaels Cos., Inc. (The)*	4,600	40,020
TJX Cos., Inc. (The)	600	31,728
Ulta Beauty, Inc.*	350	121,412
		423,967
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.(u)	3,050	603,656
Dell Technologies, Inc. (Class C Stock)*	1,271	64,567
Diebold Nixdorf, Inc.*	1,100	10,076
Hewlett Packard Enterprise Co.	8,300	124,085
HP, Inc.	6,600	137,214
Xerox Corp.	3,700	131,017
		1,070,615
Textiles, Apparel & Luxury Goods 0.7%
PVH Corp.	360	34,070
Tapestry, Inc.	3,900	123,747
		157,817
Thrifts & Mortgage Finance 0.0%
MGIC Investment Corp.*	700	9,198
Tobacco 1.1%
Altria Group, Inc.	600	28,410
Philip Morris International, Inc.	2,700	212,031
		240,441

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.9%
BMC Stock Holdings, Inc.*	5,600	$ 118,720
United Rentals, Inc.*	300	39,789
WESCO International, Inc.*	800	40,520
		199,029
Transportation Infrastructure 0.2%
Macquarie Infrastructure Corp.	1,100	44,594
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	1,700	65,484
T-Mobile US, Inc.*	300	22,242
		87,726

Total Common Stocks (cost $26,234,301)		28,603,169
Exchange-Traded Fund 0.3%
SPDR S&P 500 ETF Trust (cost $52,908)	215	62,995

Total Long-Term Investments (cost $26,287,209)		28,666,164

Short-Term Investment 0.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $56,666)(w)	56,666	56,666

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $26,343,875)		28,722,830
Securities Sold Short (29.3)%
Common Stocks
Aerospace & Defense (0.1)%
Axon Enterprise, Inc.*	300	(19,263)
Banks (0.4)%
Bank of Hawaii Corp.	200	(16,582)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Banks (cont’d.)
Commerce Bancshares, Inc.	300	$ (17,898)
Cullen/Frost Bankers, Inc.	500	(46,830)
		(81,310)
Beverages (0.1)%
MGP Ingredients, Inc.	200	(13,262)
Primo Water Corp.*	1,300	(15,990)
		(29,252)
Biotechnology (3.4)%
Alder Biopharmaceuticals, Inc.*	1,400	(16,478)
Alnylam Pharmaceuticals, Inc.*	1,200	(87,072)
Atara Biotherapeutics, Inc.*	800	(16,088)
BioCryst Pharmaceuticals, Inc.*	3,800	(14,402)
BioMarin Pharmaceutical, Inc.*	200	(17,130)
Coherus Biosciences, Inc.*	2,400	(53,040)
Dicerna Pharmaceuticals, Inc.*	1,800	(28,350)
Dynavax Technologies Corp.*	2,300	(9,177)
Exact Sciences Corp.*	700	(82,628)
Heron Therapeutics, Inc.*	1,400	(26,026)
Intercept Pharmaceuticals, Inc.*	200	(15,914)
Portola Pharmaceuticals, Inc.*	2,300	(62,399)
Progenics Pharmaceuticals, Inc.*	2,900	(17,893)
Sangamo Therapeutics, Inc.*	800	(8,616)
Sarepta Therapeutics, Inc.*	1,730	(262,874)
Vericel Corp.*	1,500	(28,335)
		(746,422)
Building Products (1.2)%
AAON, Inc.	1,000	(50,180)
Lennox International, Inc.	260	(71,500)
Trex Co., Inc.*	2,000	(143,400)
		(265,080)
Chemicals (1.4)%
International Flavors & Fragrances, Inc.	1,270	(184,264)
Quaker Chemical Corp.	100	(20,288)
Sensient Technologies Corp.	1,400	(102,872)
		(307,424)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Commercial Services & Supplies (0.2)%
US Ecology, Inc.	700	$ (41,678)
Communications Equipment (0.6)%
Lumentum Holdings, Inc.*	2,500	(133,525)
Containers & Packaging (0.1)%
Graphic Packaging Holding Co.	1,700	(23,766)
Electronic Equipment, Instruments & Components (0.6)%
Cognex Corp.	900	(43,182)
FARO Technologies, Inc.*	600	(31,548)
nLight, Inc.*	1,300	(24,960)
Trimble, Inc.*	500	(22,555)
		(122,245)
Energy Equipment & Services (0.1)%
Dril-Quip, Inc.*	200	(9,600)
US Silica Holdings, Inc.	1,200	(15,348)
		(24,948)
Equity Real Estate Investment Trusts (REITs) (0.9)%
Americold Realty Trust	5,000	(162,100)
Community Healthcare Trust, Inc.	600	(23,646)
CoreSite Realty Corp.	100	(11,517)
		(197,263)
Food Products (0.1)%
Farmer Brothers Co.*	600	(9,822)
Freshpet, Inc.*	200	(9,102)
		(18,924)
Health Care Equipment & Supplies (1.4)%
Axogen, Inc.*	1,300	(25,740)
Heska Corp.*	300	(25,551)
iRhythm Technologies, Inc.*	800	(63,264)
LeMaitre Vascular, Inc.	400	(11,192)
Nevro Corp.*	1,000	(64,830)
OrthoPediatrics Corp.*	500	(19,500)
Penumbra, Inc.*	300	(48,000)
Sientra, Inc.*	1,600	(9,856)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Vapotherm, Inc.*	300	$ (6,900)
ViewRay, Inc.*	3,400	(29,954)
		(304,787)
Health Care Providers & Services (1.5)%
Addus HomeCare Corp.*	400	(29,980)
Diplomat Pharmacy, Inc.*	1,600	(9,744)
Guardant Health, Inc.*	2,700	(233,091)
PetIQ, Inc.*	800	(26,368)
Tivity Health, Inc.*	1,600	(26,304)
		(325,487)
Health Care Technology (1.1)%
Inspire Medical Systems, Inc.*	400	(24,260)
Tabula Rasa HealthCare, Inc.*	700	(34,951)
Teladoc Health, Inc.*	2,500	(166,025)
Vocera Communications, Inc.*	500	(15,960)
		(241,196)
Hotels, Restaurants & Leisure (0.5)%
Domino’s Pizza, Inc.	200	(55,656)
Shake Shack, Inc. (Class A Stock)*	700	(50,540)
		(106,196)
Household Durables (1.3)%
KB Home	2,300	(59,179)
Roku, Inc.*	2,600	(235,508)
		(294,687)
Household Products (0.0)%
WD-40 Co.	60	(9,542)
Independent Power & Renewable Electricity Producers (0.3)%
Ormat Technologies, Inc.	1,100	(69,729)
Insurance (0.5)%
eHealth, Inc.*	700	(60,270)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Insurance (cont’d.)
Markel Corp.*	20	$ (21,792)
ProAssurance Corp.	1,100	(39,721)
		(121,783)
Interactive Media & Services (0.5)%
Zillow Group, Inc. (Class C Stock)*	2,400	(111,336)
IT Services (1.0)%
Jack Henry & Associates, Inc.	290	(38,837)
Okta, Inc.*	1,100	(135,861)
Square, Inc. (Class A Stock)*	800	(58,024)
		(232,722)
Life Sciences Tools & Services (0.3)%
Codexis, Inc.*	1,900	(35,017)
Luminex Corp.	1,500	(30,960)
		(65,977)
Machinery (1.5)%
Deere & Co.	430	(71,255)
Graco, Inc.	300	(15,054)
Lindsay Corp.	400	(32,884)
Wabtec Corp.	1,400	(100,464)
Welbilt, Inc.*	4,800	(80,160)
Xylem, Inc.	400	(33,456)
		(333,273)
Media (0.4)%
Cardlytics, Inc.*	800	(20,784)
New York Times Co. (The) (Class A Stock)	2,300	(75,026)
		(95,810)
Mortgage Real Estate Investment Trusts (REITs) (0.1)%
Granite Point Mortgage Trust, Inc.	700	(13,433)
Oil, Gas & Consumable Fuels (1.4)%
Centennial Resource Development, Inc. (Class A Stock)*	2,300	(17,457)
Cimarex Energy Co.	500	(29,665)
Concho Resources, Inc.	1,700	(175,406)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Matador Resources Co.*	4,000	$ (79,520)
PDC Energy, Inc.*	400	(14,424)
		(316,472)
Pharmaceuticals (0.2)%
Dermira, Inc.*	1,800	(17,208)
Theravance Biopharma, Inc.*	1,900	(31,027)
		(48,235)
Professional Services (1.0)%
Equifax, Inc.	940	(127,126)
IHS Markit Ltd.*	500	(31,860)
WageWorks, Inc.*	1,300	(66,027)
		(225,013)
Real Estate Management & Development (0.4)%
Howard Hughes Corp. (The)*	680	(84,211)
Semiconductors & Semiconductor Equipment (1.0)%
Advanced Micro Devices, Inc.*	1,100	(33,407)
Ambarella, Inc.*	900	(39,717)
First Solar, Inc.*	700	(45,976)
Microchip Technology, Inc.	1,200	(104,040)
		(223,140)
Software (4.2)%
2U, Inc.*	900	(33,876)
8x8, Inc.*	3,300	(79,530)
Anaplan, Inc.*	1,200	(60,564)
Avalara, Inc.*	700	(50,540)
Coupa Software, Inc.*	2,100	(265,881)
Domo, Inc. (Class B Stock)*	600	(16,392)
Everbridge, Inc.*	600	(53,652)
Instructure, Inc.*	1,000	(42,500)
Pegasystems, Inc.	500	(35,605)
Q2 Holdings, Inc.*	1,200	(91,632)
ShotSpotter, Inc.*	400	(17,680)
Workday, Inc. (Class A Stock)*	90	(18,502)
Zendesk, Inc.*	1,900	(169,157)
		(935,511)

PGIM QMA Large-Cap Core Equity PLUS Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value

Common Stocks (Continued)
Specialty Retail (0.4)%
At Home Group, Inc.*	1,800	$ (11,988)
Children’s Place, Inc. (The)	300	(28,614)
Floor & Decor Holdings, Inc. (Class A Stock)*	1,200	(50,280)
		(90,882)
Technology Hardware, Storage & Peripherals (0.6)%
3D Systems Corp.*	3,100	(28,210)
Pure Storage, Inc. (Class A Stock)*	6,500	(99,255)
		(127,465)
Trading Companies & Distributors (0.4)%
SiteOne Landscape Supply, Inc.*	1,400	(97,020)
Wireless Telecommunication Services (0.1)%
Boingo Wireless, Inc.*	1,500	(26,955)

Total Securities Sold Short (proceeds received $6,079,669)		(6,511,962)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 99.9% (cost $20,264,206)		22,210,868
Other assets in excess of liabilities 0.1%		13,950

Net Assets 100.0%		$ 22,224,818

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 100.2%
Common Stocks
Aerospace & Defense 2.7%
Arconic, Inc.	222,300	$ 5,739,786
Astronics Corp.*	22,000	884,840
General Dynamics Corp.	12,700	2,309,114
Spirit AeroSystems Holdings, Inc. (Class A Stock)	12,200	992,714
Vectrus, Inc.*	10,700	433,992
		10,360,446
Air Freight & Logistics 0.6%
Hub Group, Inc. (Class A Stock)*	53,700	2,254,326
Banks 3.5%
Bank of America Corp.(u)	272,000	7,888,000
Citigroup, Inc.	77,800	5,448,334
KeyCorp	1,100	19,525
		13,355,859
Beverages 2.4%
Keurig Dr. Pepper, Inc.	161,400	4,664,460
Monster Beverage Corp.*	39,700	2,534,051
National Beverage Corp.	44,200	1,972,646
		9,171,157
Biotechnology 5.9%
Alexion Pharmaceuticals, Inc.*	50,500	6,614,490
Biogen, Inc.*	19,500	4,560,465
Gilead Sciences, Inc.	15,200	1,026,912
Incyte Corp.*	62,300	5,293,008
Veracyte, Inc.*	78,600	2,240,886
Vertex Pharmaceuticals, Inc.*	17,300	3,172,474
		22,908,235
Building Products 1.1%
Continental Building Products, Inc.*	52,100	1,384,297
Cornerstone Building Brands, Inc.*	97,400	567,842
Resideo Technologies, Inc.*	99,400	2,178,848
Universal Forest Products, Inc.	5,900	224,554
		4,355,541

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 1.8%
Affiliated Managers Group, Inc.	23,200	$ 2,137,648
Ameriprise Financial, Inc.	500	72,580
LPL Financial Holdings, Inc.	58,800	4,796,316
		7,006,544
Chemicals 2.1%
Huntsman Corp.	267,300	5,463,612
Koppers Holdings, Inc.*	23,700	695,832
Trinseo SA	47,300	2,002,682
		8,162,126
Commercial Services & Supplies 0.1%
BrightView Holdings, Inc.*	14,600	273,166
Deluxe Corp.	3,800	154,508
		427,674
Communications Equipment 2.2%
Acacia Communications, Inc.*	28,600	1,348,776
Cisco Systems, Inc.(u)	131,400	7,191,522
CommScope Holding Co., Inc.*	2,300	36,179
		8,576,477
Construction & Engineering 1.4%
EMCOR Group, Inc.	32,700	2,880,870
Fluor Corp.	72,100	2,429,049
		5,309,919
Construction Materials 1.3%
Vulcan Materials Co.	37,000	5,080,470
Consumer Finance 2.2%
Capital One Financial Corp.	38,800	3,520,712
OneMain Holdings, Inc.	144,500	4,885,545
		8,406,257
Containers & Packaging 0.0%
Greif, Inc. (Class A Stock)	500	16,275

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Distributors 1.8%
Core-Mark Holding Co., Inc.	51,700	$ 2,053,524
Genuine Parts Co.	38,500	3,987,830
LKQ Corp.*	30,700	816,927
		6,858,281
Diversified Consumer Services 1.2%
Carriage Services, Inc.	8,200	155,882
frontdoor, Inc.*	103,600	4,511,780
		4,667,662
Diversified Financial Services 0.3%
FGL Holdings	130,200	1,093,680
Jefferies Financial Group, Inc.	10,900	209,607
		1,303,287
Diversified Telecommunication Services 0.1%
ATN International, Inc.	9,200	531,116
Electrical Equipment 0.4%
Atkore International Group, Inc.*	53,700	1,389,219
Electronic Equipment, Instruments & Components 3.2%
Anixter International, Inc.*	14,100	841,911
CDW Corp.	57,800	6,415,800
Itron, Inc.*	10,500	656,985
ScanSource, Inc.*	16,300	530,728
SYNNEX Corp.	39,200	3,857,280
		12,302,704
Energy Equipment & Services 0.6%
Archrock, Inc.	178,700	1,894,220
Matrix Service Co.*	30,100	609,826
TechnipFMC PLC (United Kingdom)	200	5,188
		2,509,234
Entertainment 0.3%
Viacom, Inc. (Class B Stock)	40,500	1,209,735
Equity Real Estate Investment Trusts (REITs) 2.2%
Franklin Street Properties Corp.	65,200	481,176

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
GEO Group, Inc. (The)	140,000	$ 2,941,400
Ryman Hospitality Properties, Inc.	44,400	3,600,396
Xenia Hotels & Resorts, Inc.	76,500	1,595,025
		8,617,997
Food Products 2.9%
Archer-Daniels-Midland Co.	11,400	465,120
J.M. Smucker Co. (The)	18,000	2,073,420
Pilgrim’s Pride Corp.*	111,400	2,828,446
Tyson Foods, Inc. (Class A Stock)	70,400	5,684,096
		11,051,082
Gas Utilities 0.7%
UGI Corp.	49,700	2,654,477
Health Care Equipment & Supplies 5.2%
Cooper Cos., Inc. (The)	11,100	3,739,479
Hologic, Inc.*	30,900	1,483,818
Integer Holdings Corp.*	18,700	1,569,304
Lantheus Holdings, Inc.*	14,100	399,030
Masimo Corp.*	3,000	446,460
Medtronic PLC	22,500	2,191,275
STERIS PLC	30,500	4,540,840
Zimmer Biomet Holdings, Inc.	47,800	5,627,972
		19,998,178
Health Care Providers & Services 0.4%
HCA Healthcare, Inc.	4,400	594,748
MEDNAX, Inc.*	31,700	799,791
Molina Healthcare, Inc.*	1,000	143,140
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	7,900	188,415
		1,726,094
Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.*	139,100	1,617,733
NextGen Healthcare, Inc.*	20,400	405,960
		2,023,693
Hotels, Restaurants & Leisure 1.4%
Bloomin’ Brands, Inc.	196,400	3,713,924

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Hilton Grand Vacations, Inc.*	15,400	$ 490,028
Hilton Worldwide Holdings, Inc.	5,500	537,570
Royal Caribbean Cruises Ltd.	6,700	812,107
		5,553,629
Household Durables 0.1%
Whirlpool Corp.	2,400	341,664
Independent Power & Renewable Electricity Producers 2.4%
AES Corp.	218,300	3,658,708
NRG Energy, Inc.	163,800	5,752,656
		9,411,364
Industrial Conglomerates 1.7%
General Electric Co.	619,500	6,504,750
Insurance 2.6%
American Equity Investment Life Holding Co.	10,400	282,464
MetLife, Inc.	118,900	5,905,763
National General Holdings Corp.	39,500	906,130
Unum Group	90,200	3,026,210
		10,120,567
Interactive Media & Services 3.6%
Alphabet, Inc. (Class A Stock)*	600	649,680
Alphabet, Inc. (Class C Stock)*	662	715,562
Facebook, Inc. (Class A Stock)*(u)	49,200	9,495,600
IAC/InterActiveCorp*	6,700	1,457,451
TripAdvisor, Inc.*	34,900	1,615,521
		13,933,814
Internet & Direct Marketing Retail 2.9%
1-800-Flowers.com, Inc. (Class A Stock)*	31,700	598,496
Amazon.com, Inc.*	700	1,325,541
eBay, Inc.	158,600	6,264,700
Qurate Retail, Inc.*	255,400	3,164,406
		11,353,143
IT Services 4.2%
Booz Allen Hamilton Holding Corp.	3,800	251,598

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Conduent, Inc.*	66,000	$ 632,940
DXC Technology Co.	97,200	5,360,580
International Business Machines Corp.	48,200	6,646,780
Presidio, Inc.	15,100	206,417
Virtusa Corp.*	5,300	235,479
Visa, Inc. (Class A Stock)	15,600	2,707,380
		16,041,174
Life Sciences Tools & Services 2.8%
IQVIA Holdings, Inc.*	200	32,180
PRA Health Sciences, Inc.*	52,900	5,245,035
Thermo Fisher Scientific, Inc.	18,300	5,374,344
		10,651,559
Machinery 1.9%
Meritor, Inc.*	73,900	1,792,075
Oshkosh Corp.	60,500	5,051,145
Wabash National Corp.	24,200	393,734
		7,236,954
Media 1.3%
Discovery, Inc. (Class C Stock)*	174,700	4,970,215
Metals & Mining 1.3%
Ryerson Holding Corp.*	25,100	209,083
Steel Dynamics, Inc.	162,000	4,892,400
		5,101,483
Mortgage Real Estate Investment Trusts (REITs) 0.1%
Two Harbors Investment Corp.	600	7,602
Western Asset Mortgage Capital Corp.	45,300	452,094
		459,696
Multiline Retail 0.2%
Big Lots, Inc.	28,800	823,968
Multi-Utilities 0.7%
MDU Resources Group, Inc.	100,400	2,590,320

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels 2.6%
Chevron Corp.	3,800	$ 472,872
CONSOL Energy, Inc.*	47,800	1,271,958
HollyFrontier Corp.	9,800	453,544
Kinder Morgan, Inc.	260,500	5,439,240
Unit Corp.*	17,000	151,130
World Fuel Services Corp.	59,400	2,136,024
		9,924,768
Personal Products 0.3%
Avon Products, Inc. (United Kingdom)*	282,100	1,094,548
Pharmaceuticals 2.6%
Horizon Therapeutics PLC*	118,700	2,855,922
Merck & Co., Inc.(u)	85,900	7,202,715
		10,058,637
Professional Services 0.7%
Barrett Business Services, Inc.	5,800	479,080
Korn Ferry	54,000	2,163,780
		2,642,860
Real Estate Management & Development 0.1%
Newmark Group, Inc. (Class A Stock)	37,000	332,260
RMR Group, Inc. (The) (Class A Stock)	3,500	164,430
		496,690
Semiconductors & Semiconductor Equipment 2.7%
Diodes, Inc.*	64,600	2,349,502
Intel Corp.	83,500	3,997,145
Universal Display Corp.	22,400	4,212,544
		10,559,191
Software 11.0%
ANSYS, Inc.*	2,900	593,978
CDK Global, Inc.	1,300	64,272
Cision Ltd.*	137,300	1,610,529
Intuit, Inc.	22,400	5,853,792
LogMeIn, Inc.	60,800	4,479,744
Microsoft Corp.(u)	70,300	9,417,388
Nuance Communications, Inc.*	164,500	2,627,065

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Oracle Corp.(u)	133,200	$ 7,588,404
Progress Software Corp.	53,800	2,346,756
SS&C Technologies Holdings, Inc.	83,500	4,810,435
Symantec Corp.	53,200	1,157,632
Synopsys, Inc.*	16,100	2,071,909
		42,621,904
Specialty Retail 0.8%
Asbury Automotive Group, Inc.*	17,500	1,475,950
Michaels Cos., Inc. (The)*	168,700	1,467,690
		2,943,640
Technology Hardware, Storage & Peripherals 2.4%
Apple, Inc.	10,700	2,117,744
Dell Technologies, Inc. (Class C Stock)*	83,000	4,216,400
Diebold Nixdorf, Inc.*	148,600	1,361,176
HP, Inc.	79,000	1,642,410
		9,337,730
Textiles, Apparel & Luxury Goods 0.0%
PVH Corp.	400	37,856
Trading Companies & Distributors 1.9%
BMC Stock Holdings, Inc.*	99,200	2,103,040
GMS, Inc.*	16,600	365,200
Herc Holdings, Inc.*	16,400	751,612
WESCO International, Inc.*	78,600	3,981,090
		7,200,942
Wireless Telecommunication Services 0.8%
Shenandoah Telecommunications Co.	30,600	1,178,712
Telephone & Data Systems, Inc.	62,900	1,912,160
		3,090,872

Total Long-Term Investments (cost $355,776,605)		387,338,003

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 0.3%
Affiliated Mutual Fund 0.2%
PGIM Core Ultra Short Bond Fund (cost $626,552)(w)	626,552	$ 626,552

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $398,080)	2.160%	09/19/19	400	398,153

Total Short-Term Investments (cost $1,024,632)				1,024,705
TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $356,801,237)				388,362,708

	Shares
Securities Sold Short (55.6)%
Common Stocks
Aerospace & Defense (0.0)%
Axon Enterprise, Inc.*	200	(12,842)
Auto Components (1.0)%
Dorman Products, Inc.*	22,400	(1,951,936)
LCI Industries	2,200	(198,000)
Motorcar Parts of America, Inc.*	16,400	(351,124)
Visteon Corp.*	25,600	(1,499,648)
		(4,000,708)
Banks (3.1)%
Bank of Hawaii Corp.	20,600	(1,707,946)
Columbia Banking System, Inc.	50,600	(1,830,708)
Commerce Bancshares, Inc.	47,500	(2,833,850)
Cullen/Frost Bankers, Inc.	39,300	(3,680,838)
CVB Financial Corp.	9,000	(189,270)
Eagle Bancorp, Inc.	8,300	(449,279)
Independent Bank Corp.	3,100	(236,065)
Southside Bancshares, Inc.	15,600	(505,128)
United Bankshares, Inc.	13,400	(497,006)
		(11,930,090)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Beverages (0.1)%
Primo Water Corp.*	29,300	$ (360,390)
Biotechnology (3.7)%
Alnylam Pharmaceuticals, Inc.*	74,000	(5,369,440)
Atara Biotherapeutics, Inc.*	18,500	(372,035)
BioCryst Pharmaceuticals, Inc.*	58,400	(221,336)
Coherus Biosciences, Inc.*	41,700	(921,570)
Deciphera Pharmaceuticals, Inc.*	14,800	(333,740)
Dynavax Technologies Corp.*	57,600	(229,824)
Heron Therapeutics, Inc.*	64,900	(1,206,491)
Sarepta Therapeutics, Inc.*	38,300	(5,819,685)
		(14,474,121)
Building Products (3.1)%
AAON, Inc.	37,500	(1,881,750)
Lennox International, Inc.	17,700	(4,867,500)
Owens Corning	38,100	(2,217,420)
Trex Co., Inc.*	41,600	(2,982,720)
		(11,949,390)
Capital Markets (1.0)%
CME Group, Inc.	20,200	(3,921,022)
WisdomTree Investments, Inc.	600	(3,702)
		(3,924,724)
Chemicals (2.5)%
International Flavors & Fragrances, Inc.	35,900	(5,208,731)
Quaker Chemical Corp.	9,000	(1,825,920)
Sensient Technologies Corp.	36,200	(2,659,976)
		(9,694,627)
Commercial Services & Supplies (0.2)%
US Ecology, Inc.	15,200	(905,008)
Communications Equipment (0.8)%
Lumentum Holdings, Inc.*	57,800	(3,087,098)
Construction & Engineering (0.4)%
WillScot Corp.*	93,800	(1,410,752)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging (0.2)%
Graphic Packaging Holding Co.	42,100	$ (588,558)
Electric Utilities (0.2)%
Alliant Energy Corp.	19,300	(947,244)
Electronic Equipment, Instruments & Components (0.8)%
FARO Technologies, Inc.*	10,600	(557,348)
Littelfuse, Inc.	7,600	(1,344,516)
nLight, Inc.*	27,600	(529,920)
Rogers Corp.*	800	(138,064)
Trimble, Inc.*	9,500	(428,545)
		(2,998,393)
Equity Real Estate Investment Trusts (REITs) (1.6)%
Agree Realty Corp.	8,000	(512,400)
Americold Realty Trust	136,300	(4,418,846)
Community Healthcare Trust, Inc.	11,700	(461,097)
Healthcare Realty Trust, Inc.	400	(12,528)
Iron Mountain, Inc.	23,900	(748,070)
		(6,152,941)
Food Products (0.2)%
Farmer Brothers Co.*	11,000	(180,070)
Freshpet, Inc.*	10,700	(486,957)
		(667,027)
Health Care Equipment & Supplies (1.5)%
Axogen, Inc.*	27,200	(538,560)
Heska Corp.*	5,700	(485,469)
ICU Medical, Inc.*	500	(125,955)
Insulet Corp.*	500	(59,690)
iRhythm Technologies, Inc.*	21,600	(1,708,128)
Nevro Corp.*	25,300	(1,640,199)
OrthoPediatrics Corp.*	10,500	(409,500)
Sientra, Inc.*	30,700	(189,112)
ViewRay, Inc.*	60,500	(533,005)
Wright Medical Group NV*	500	(14,910)
		(5,704,528)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (1.3)%
Covetrus, Inc.*	10,000	$ (244,600)
Guardant Health, Inc.*	48,100	(4,152,473)
PetIQ, Inc.*	19,400	(639,424)
		(5,036,497)
Health Care Technology (1.4)%
Inspire Medical Systems, Inc.*	19,300	(1,170,545)
Tabula Rasa HealthCare, Inc.*	16,100	(803,873)
Teladoc Health, Inc.*	38,900	(2,583,349)
Vocera Communications, Inc.*	25,800	(823,536)
		(5,381,303)
Hotels, Restaurants & Leisure (0.2)%
Shake Shack, Inc. (Class A Stock)*	12,900	(931,380)
Household Durables (1.8)%
KB Home	10,600	(272,738)
Leggett & Platt, Inc.	37,200	(1,427,364)
Roku, Inc.*	58,500	(5,298,930)
		(6,999,032)
Independent Power & Renewable Electricity Producers (0.3)%
Ormat Technologies, Inc.	16,300	(1,033,257)
Insurance (1.4)%
Arthur J Gallagher & Co.	44,900	(3,932,791)
eHealth, Inc.*	15,800	(1,360,380)
Goosehead Insurance, Inc. (Class A Stock)	4,300	(205,540)
		(5,498,711)
Interactive Media & Services (0.5)%
Zillow Group, Inc. (Class C Stock)*	41,000	(1,901,990)
Internet & Direct Marketing Retail (1.0)%
GrubHub, Inc.*	49,200	(3,837,108)
IT Services (3.8)%
Jack Henry & Associates, Inc.	27,000	(3,615,840)
Okta, Inc.*	37,200	(4,594,572)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Square, Inc. (Class A Stock)*	84,100	$ (6,099,773)
USA Technologies, Inc.*	43,700	(324,691)
		(14,634,876)
Life Sciences Tools & Services (0.4)%
Codexis, Inc.*	41,500	(764,845)
Luminex Corp.	37,400	(771,936)
		(1,536,781)
Machinery (3.0)%
Deere & Co.	32,200	(5,335,862)
Graco, Inc.	13,700	(687,466)
Helios Technologies, Inc.	21,900	(1,016,379)
Lindsay Corp.	8,100	(665,901)
Wabtec Corp.	4,100	(294,216)
Welbilt, Inc.*	100,000	(1,670,000)
Xylem, Inc.	21,100	(1,764,804)
		(11,434,628)
Media (0.7)%
Cardlytics, Inc.*	8,600	(223,428)
New York Times Co. (The) (Class A Stock)	72,900	(2,377,998)
		(2,601,426)
Multiline Retail (0.0)%
Dollar Tree, Inc.*	200	(21,478)
Oil, Gas & Consumable Fuels (2.7)%
Callon Petroleum Co.*	180,800	(1,191,472)
Cimarex Energy Co.	59,600	(3,536,068)
Concho Resources, Inc.	45,200	(4,663,736)
Matador Resources Co.*	52,100	(1,035,748)
Williams Cos., Inc. (The)	6,100	(171,044)
		(10,598,068)
Pharmaceuticals (0.7)%
Dermira, Inc.*	39,800	(380,488)
Nektar Therapeutics*	64,300	(2,287,794)
		(2,668,282)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Professional Services (2.4)%
Equifax, Inc.	36,500	$ (4,936,260)
IHS Markit Ltd.*	58,800	(3,746,736)
WageWorks, Inc.*	8,100	(411,399)
		(9,094,395)
Semiconductors & Semiconductor Equipment (3.2)%
Advanced Micro Devices, Inc.*	193,600	(5,879,632)
First Solar, Inc.*	6,000	(394,080)
Marvell Technology Group Ltd.	60,600	(1,446,522)
Microchip Technology, Inc.	52,900	(4,586,430)
		(12,306,664)
Software (5.9)%
8x8, Inc.*	78,700	(1,896,670)
Anaplan, Inc.*	13,900	(701,533)
Avalara, Inc.*	200	(14,440)
Coupa Software, Inc.*	46,400	(5,874,704)
DocuSign, Inc.*	20,600	(1,024,026)
Everbridge, Inc.*	27,600	(2,467,992)
Pegasystems, Inc.	23,900	(1,701,919)
Q2 Holdings, Inc.*	35,700	(2,726,052)
ShotSpotter, Inc.*	8,500	(375,700)
Zendesk, Inc.*	69,300	(6,169,779)
		(22,952,815)
Specialty Retail (1.8)%
At Home Group, Inc.*	56,200	(374,292)
Children’s Place, Inc. (The)	8,700	(829,806)
Floor & Decor Holdings, Inc. (Class A Stock)*	83,800	(3,511,220)
Tiffany & Co.	23,200	(2,172,448)
		(6,887,766)
Technology Hardware, Storage & Peripherals (0.6)%
Pure Storage, Inc. (Class A Stock)*	154,300	(2,356,161)
Textiles, Apparel & Luxury Goods (0.1)%
Oxford Industries, Inc.	5,300	(401,740)
Thrifts & Mortgage Finance (1.3)%
Kearny Financial Corp.	32,200	(427,938)

PGIM QMA Long-Short Equity Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance (cont’d.)
LendingTree, Inc.*	10,600	$ (4,452,318)
Mr. Cooper Group, Inc.*	27,600	(221,076)
Northwest Bancshares, Inc.	500	(8,805)
		(5,110,137)
Trading Companies & Distributors (0.7)%
SiteOne Landscape Supply, Inc.*	36,400	(2,522,520)
Wireless Telecommunication Services (0.0)%
Boingo Wireless, Inc.*	10,000	(179,700)

Total Securities Sold Short (proceeds received $194,716,819)		(214,735,156)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 44.9% (cost $162,084,418)		173,627,552
Other assets in excess of liabilities(z) 55.1%		212,750,676

Net Assets 100.0%		$ 386,378,228

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at June 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
20	S&P 500 E-Mini Index	Sep. 2019	$2,944,200	$17,450

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 99.4%
Arizona 4.5%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B, FRDD, 3 Month LIBOR + 0.810%	2.546%(c)	01/01/37	2,005	$ 1,967,567
Arizona Industrial Development Authority, Revenue, Pinecrest Academy Horizon, Series A, 144A	5.000	07/15/28	500	550,995
Chandler Industrial Development Authority, Revenue, Intel Corp., AMT, (Mandatory Put Date 06/03/24)	5.000(cc)	06/01/49	1,000	1,147,350
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750	07/01/24	560	575,686
Maricopa County Industrial Development Authority,
Revenue, Paradise School Project, Rfdg, 144A	4.000	07/01/26	500	527,790
Revenue, Reid Traditional Schools Project	4.000	07/01/26	500	534,300
Salt Verde Finance Corp., National Gas Utility,
Revenue	5.250	12/01/21	555	600,016
Revenue	5.250	12/01/26	1,025	1,235,514
				7,139,218
California 4.4%
Golden State Tobacco Securitization Corp.,
Revenue, Series A-1, Rfdg	5.000	06/01/26	985	1,158,902
Revenue, Series A-1, Rfdg	5.000	06/01/27	1,000	1,195,070

California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg	4.000	06/01/26	430	455,331
California Pollution Control Financing Authority, Revenue, Green Bond Project, AMT, 144A	7.000	07/01/22	250	257,763
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000	07/01/21	400	416,820
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000	07/01/24	270	294,562
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25	330	365,412
Revenue, KIPP Project, Series A, Rfdg, 144A	3.625	07/01/25	550	573,402

Chula Vista Municipal Financing Authority, Special Tax, Rfdg	5.000	09/01/21	755	812,425
City of Fontana Sierra Hills, Special Tax, Series 22, Rfdg	4.000	09/01/19	385	386,371

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
California (cont’d.)

City of Roseville, Westpark Community Facility District No.1, Special Tax, Rfdg	5.000%	09/01/22	225	$ 246,344
Long Beach Bond Finance Authority, Natural Gas, Revenue, Series B, 3 Month LIBOR + 1.450%	3.137(c)	11/15/27	700	720,111
				6,882,513
Colorado 3.9%
City & County of Denver, Revenue, United Airlines, Inc., AMT, Rfdg	5.000	10/01/32	500	543,645
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000	11/01/24	500	508,620
Colorado Health Facilities Authority,
Revenue, Catholic Health Initiative, Series A, Rfdg	5.000	07/01/19	100	100,000
Revenue, Christian Living Neighborhood, Rfdg	4.000	01/01/22	300	312,456
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/20	695	704,466
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/22	125	133,046
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/24	315	333,472
Revenue, Retirement Communities, Series A, Rfdg	4.000	12/01/19	515	520,114
Revenue, Valley View Hospital Association Project, Rfdg, (Mandatory Put Date 05/15/23)	2.800(cc)	05/15/42	975	1,007,740

E-470 Public Highway Authority, Revenue, Series A, Rfdg	5.000	09/01/20	650	674,980
Park Creek Metropolitan District, Revenue, Series A, Rfdg	5.000	12/01/23	1,100	1,247,268
				6,085,807
Connecticut 2.1%
Harbor Point Infrastructure Improvement District, Special Assessment, Rfdg, 144A	5.000	04/01/22	900	955,647
State of Connecticut, Series C, GO	5.000	06/15/26	1,000	1,205,160
State of Connecticut, Special Tax,
Revenue, Series A	5.000	08/01/25	660	785,393
Revenue, Transportation Infrastructure, Series A	5.000	09/01/24	270	315,282
				3,261,482

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Delaware 0.8%
Delaware State Economic Development Authority,
Revenue, Aspira Charter School, Series A	3.250%	06/01/26	800	$ 809,896
Revenue, Newark Charter School, Series A, Rfdg	2.800	09/01/26	435	443,287
				1,253,183
District of Columbia 2.2%
District of Columbia Friendship Public Charter School, Revenue	3.550	06/01/22	495	506,890
District of Columbia KIPP Charter School,
Revenue, KIPP Project, Series B, Rfdg	5.000	07/01/27	145	172,243
Revenue, Rfdg (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	275	299,865

Metropolitan Washington Airports Authority, Revenue, AMT, Rfdg	5.000	10/01/26	2,000	2,437,660
				3,416,658
Florida 7.6%
City of Tallahassee,
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/23	255	288,099
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/25	550	645,920

Cityplace Community Development District, Special Assessment, Rfdg	5.000	05/01/20	740	761,097
Florida Development Finance Corp., Virgin Trains USA Pass, Series A, AMT, Rfdg, (Mandatory Put Date 01/01/24), 144A	6.250(cc)	01/01/49	1,000	980,500
Florida Higher Educational Facilities Financial Authority, Revenue, Nova Southeastern University, Rfdg	4.000	04/01/21	40	41,718
Greater Orlando Aviation Authority, Revenue, Jet Blue Airways Corp., Rfdg	5.000	11/15/26	500	541,270
Lakewood Ranch Stewardship District,
Special Assessment	4.000	05/01/21	200	202,604
Special Assessment	4.250	05/01/25	300	308,736
Special Assessment	4.250	05/01/26	250	257,370
Special Assessment	4.625	05/01/27	500	527,935

Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, Rfdg, 144A	3.950	12/15/21	250	254,932
Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	1,000	1,092,210
Orange County Health Facilities Authority,
Revenue, Orlando Healthcare, Inc., Series A, Rfdg	5.000	10/01/23	150	171,428
Revenue, Regional Healthcare, NATL, Series C, Rfdg (Escrowed to Maturity Date 10/01/21)(ee)	6.250	10/01/21	65	68,890

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Florida (cont’d.)

Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750%	06/01/24	450	$ 504,310
Village Community Development District No. 04, Special Assessment, Revenue, Rfdg	4.125	05/01/21	95	97,477
Village Community Development District No. 05, Phase I, Special Assessment, Revenue, Rfdg	3.000	05/01/21	150	152,235
Village Community Development District No. 06,
Special Assessment, Revenue, Rfdg	3.000	05/01/20	195	197,289
Special Assessment, Revenue, Rfdg	3.000	05/01/21	165	168,924
Special Assessment, Revenue, Rfdg	4.000	05/01/26	245	270,083
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg	3.000	05/01/20	900	906,174
Special Assessment, Revenue, Rfdg	4.000	05/01/21	1,205	1,244,018
Special Assessment, Revenue, Rfdg	4.000	05/01/24	845	909,516
Special Assessment, Revenue, Rfdg	4.000	05/01/25	240	261,094
Special Assessment, Revenue, Rfdg	4.000	05/01/26	280	303,954

Village Community Development District No. 10, Special Assessment, Revenue	4.500	05/01/23	210	221,579
Village Community Development District No. 12,
Special Assessment, Revenue	2.875	05/01/21	335	338,005
Special Assessment, Revenue, 144A	3.250	05/01/23	250	254,642
				11,972,009
Georgia 3.9%
Atlanta Development Authority, Revenue, Senior Healthcare Facilities, Georgia Proton Treatment Center, Series A-1	6.000	01/01/23	300	307,782
Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, (Mandatory Put Date 05/25/23)	2.250(cc)	10/01/32	250	252,195
Revenue, Oglethorpe Power Corp., Series V, Rfdg, (Mandatory Put Date 02/01/25)	3.250(cc)	11/01/45	500	517,735
Main Street Natural Gas, Inc.,
Revenue, Series B, (Mandatory Put Date 09/01/23), 1 Month LIBOR + 0.750%	2.385(c)	04/01/48	1,000	989,110
Revenue, Series B, (Mandatory Put Date 12/01/24)	4.000(cc)	08/01/49	1,000	1,109,310
Revenue, Sub-Series C, (Mandatory Put Date 12/01/23)	4.000(cc)	08/01/48	1,000	1,092,530

Municipal Electric Authority of Georgia, Power Revenue, Series HH, Rfdg	5.000	01/01/29	1,000	1,219,960
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000	04/01/22	625	683,744
				6,172,366

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Idaho 0.7%
County of Nez Perce, Revenue, Rfdg	2.750%	10/01/24	1,000	$ 1,031,610
Illinois 17.0%
Chicago Board of Education,
Series A, GO, AMBAC, Rfdg	5.500	12/01/23	315	351,203
Series A, GO, Rfdg	4.000	12/01/20	500	511,145
Series C, GO, Rfdg	5.000	12/01/22	1,500	1,603,425
Series F, GO, Rfdg	5.000	12/01/19	425	430,219
Series F, GO, Rfdg	5.000	12/01/20	305	317,688
Series F, GO, Rfdg	5.000	12/01/22	1,000	1,068,950
Series F, GO, Rfdg (Escrowed to Maturity Date 12/01/19)(ee)	5.000	12/01/19	70	71,050

Chicago O’Hare International Airport, Revenue, Series C, AMT, Rfdg	5.000	01/01/23	200	222,084
Chicago Transit Authority, Revenue, Federal Transit Administration Section 530, AGM, Rfdg	5.000	06/01/22	1,630	1,736,700
City of Chicago,
Series A, GO	5.000	01/01/20	200	202,794
Series A, GO, Rfdg (Escrowed to Maturity Date 01/01/24)(ee)	5.000	01/01/24	335	339,596
Series B, GO, Rfdg	5.000	01/01/23	370	397,965
Series C, GO, Rfdg	5.000	01/01/20	250	253,493
Series C, GO, Rfdg	5.000	01/01/22	1,020	1,079,456
City of Chicago Wastewater Transmission,
Revenue, Second Lien	4.000	01/01/20	1,120	1,132,589
Revenue, Second Lien, Rfdg	5.000	01/01/25	390	418,961
Revenue, Second Lien, Series C, Rfdg	5.000	01/01/22	990	1,067,992
City of Chicago Waterworks,
Revenue, Second Lien Project, Rfdg	4.000	11/01/21	375	393,833
Revenue, Second Lien, Rfdg	4.000	11/01/19	490	493,704
Revenue, Second Lien, Rfdg	4.000	11/01/20	1,065	1,096,354
Revenue, Second Lien, Rfdg	4.000	11/01/24	110	117,268
Revenue, Second Lien, Rfdg	5.000	11/01/20	385	401,482
Revenue, Second Lien, Rfdg	5.000	11/01/22	750	827,040

City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000	03/01/22	300	327,204
County of Cook, Series A, GO, Rfdg	5.000	11/15/23	1,000	1,126,240

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Illinois (cont’d.)
Illinois Finance Authority,
Revenue, Presbyterian Homes, Series B, Rfdg, (Mandatory Put Date 05/01/21), 1 Month LIBOR + 1.350%	3.058%(c)	05/01/36	500	$ 501,255
Revenue, Silver Cross Hospital, Series C, Rfdg	5.000	08/15/19	155	155,544

Illinois State Toll Highway Authority, Senior Revenue Bonds, Series A, Rfdg	5.000	01/01/28	500	618,955
Railsplitter Tobacco Settlement Authority,
Revenue	5.000	06/01/24	565	649,603
Revenue	5.375	06/01/21	705	754,054

Regional Transportation Authority, Revenue, NATL, Series A, Rfdg	5.500	07/01/25	760	920,398
State of Illinois,
GO	5.000	02/01/22	200	214,792
GO, AGM, Rfdg	4.000	01/01/20	525	531,032
Revenue, Junior Series D, BAM, Rfdg	5.000	06/15/25	1,325	1,509,506
Revenue, Rfdg	5.000	06/15/24	705	770,043
Series 2010, GO, AGM, Rfdg	5.000	01/01/20	200	203,354
Series A, GO	4.000	01/01/23	360	372,974
Series A, GO	5.000	04/01/20	455	466,088
Series B, GO, Rfdg	5.250	01/01/21	715	750,085
Series D, GO	5.000	11/01/23	1,560	1,733,550

University of Illinois, Revenue, Series A, Rfdg	5.000	04/01/26	425	498,873
				26,638,541
Indiana 1.2%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg	3.050	06/01/25	500	521,450
Gary Chicago International Airport Authority, Revenue, AMT	5.000	02/01/20	835	850,205
Whiting, IN, Revenue, AMT, Rfdg, (Mandatory Put Date 06/05/26)	5.000(cc)	12/01/44	500	593,885
				1,965,540

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Iowa 0.8%
Iowa Finance Authority, Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Rfdg	5.000%	12/01/19	315	$ 318,342
PEFA, Inc., Revenue, Gas Project, Series A-1, (Mandatory put date 09/01/26)	5.000(cc)	09/01/49	750	884,243
				1,202,585
Kentucky 1.8%
Kentucky Economic Development Finance Authority, Revenue, Owensboro Medical Health Systems, Series A	5.250	06/01/20	615	631,869
Kentucky Public Energy Authority, National Gas Utility,
Revenue, Series A-1, (Mandatory Put Date 06/01/25)	4.000(cc)	12/01/49	1,000	1,102,730
Revenue, Series B, (Mandatory Put Date 01/01/25)	4.000(cc)	01/01/49	1,000	1,103,440
				2,838,039
Louisiana 0.9%
City of New Orleans,
GO, Rfdg	5.000	12/01/22	100	111,181
GO, Rfdg	5.000	12/01/23	150	171,246
City of New Orleans Sewerage Service,
Revenue	5.000	06/01/23	300	337,392
Revenue	5.000	06/01/24	200	230,762
Revenue, Rfdg	5.000	06/01/20	350	361,235

Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000	05/15/22	265	288,874
				1,500,690
Maryland 0.4%
Frederick County Special Obligation, Urbana Community Development Authorization,
Special Tax, Series A, Rfdg	5.000	07/01/20	100	103,837
Special Tax, Series A, Rfdg	5.000	07/01/21	100	104,117

Maryland Economic Development Corp., Revenue, Transportation Project, Series A, Rfdg	5.000	06/01/24	350	400,988
				608,942

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Massachusetts 0.5%
Massachusetts Development Finance Agency,
Revenue, International Charter School, Rfdg	4.000%	04/15/20	110	$ 111,394
Revenue, Series A, Rfdg	5.000	07/01/28	500	612,640
				724,034
Michigan 0.7%
City of Detroit, GO	5.000	04/01/21	500	519,095
Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000	07/01/22	400	441,040
Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese, Rfdg	6.500	12/01/20	160	162,776
				1,122,911
Minnesota 0.4%
City of Shakopee, Healthcare Facility, Revenue, St. Francis Regional Medical Center, Rfdg	5.000	09/01/19	185	185,949
City of St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Care System Project, Rfdg (Escrowed to Maturity Date 11/15/20)(ee)	5.000	11/15/20	500	524,600
				710,549
Mississippi 1.2%
Mississippi Business Finance Corp.,
Pollution Control Revenue, Rfdg	3.200	09/01/28	500	508,290
Revenue, Chevron Corp., Series F, FRDD	2.000(cc)	11/01/35	1,450	1,450,000
				1,958,290
Missouri 0.8%
Kansas City Industrial Development Authority, Revenue, International Airport Terminal, Series B, AMT	5.000	03/01/29	1,000	1,250,760
Nevada 0.5%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000	07/01/21	500	534,510
State of Nevada Department of Business & Industry, Revenue, Somerset Academy, Series A, 144A	4.500	12/15/29	250	265,810
				800,320

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
New Jersey 6.2%
Casino Reinvestment Development Authority, Revenue, Rfdg	4.000%	11/01/19	500	$ 503,295
New Jersey Building Authority,
Revenue, Series A, Rfdg	5.000	06/15/21	625	663,825
Revenue, Series A, Rfdg (Escrowed to Maturity Date 06/15/21)(ee)	5.000	06/15/21	60	64,194
New Jersey Economic Development Authority,
Revenue, Continental Airlines, Inc., Rfdg	5.750	09/15/27	700	774,956
Revenue, Port Newark Container, AMT, Rfdg	5.000	10/01/21	500	532,235
Revenue, Series XX, Rfdg	5.000	06/15/22	860	936,540
Revenue, Series XX, Rfdg	5.000	06/15/24	420	478,002
New Jersey Health Care Facilities Financing Authority,
Revenue, Holy Name Medical Center, Rfdg	4.250	07/01/19	150	150,000
Revenue, Holy Name Medical Center, Rfdg	4.500	07/01/20	310	318,330
Revenue, Holy Name Medical Center, Rfdg	5.000	07/01/19	235	235,000
Revenue, University Hospital, Series A, AGM, Rfdg	5.000	07/01/23	500	558,420
Revenue, Virtua Health, Rfdg	5.000	07/01/21	125	133,756
New Jersey Transportation Trust Fund Authority,
Revenue, Series B, AGM, Rfdg	5.500	12/15/21	175	191,214
Revenue, Series B-5, Rfdg	5.250	12/15/19	440	447,291
Revenue, Transportation Program, Series AA	5.000	06/15/22	455	496,177
Revenue, Transportation System, Series A, Rfdg	5.000	12/15/23	250	282,485

New Jersey Turnpike Authority, Revenue, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	2.408(c)	01/01/24	1,000	1,006,510
South Jersey Transportation Authority LLC,
Revenue, Series A, Rfdg	5.000	11/01/20	100	104,237
Revenue, Series A, Rfdg	5.000	11/01/21	350	375,613
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/26	245	290,325
Revenue, Series A, Rfdg	5.000	06/01/27	1,000	1,202,770
				9,745,175
New York 3.9%
New York State Energy Research & Development Authority, Revenue, Series B, Rfdg, (Mandatory Put Date 05/01/20)	2.000(cc)	02/01/29	500	502,425
New York Transportation Development Corp.,
Revenue, Delta Air Lines, Inc., AMT	5.000	01/01/27	2,000	2,393,660
Revenue, Terminal One Group Association, AMT, Rfdg	5.000	01/01/22	1,000	1,075,980
Revenue, Terminal One Group Association, AMT, Rfdg	5.000	01/01/23	1,000	1,103,260

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
New York (cont’d.)

Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000%	12/01/20	1,050	$ 1,084,293
				6,159,618
North Carolina 0.3%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield, Rfdg	5.000	10/01/20	500	517,555
North Dakota 0.3%
Burleigh County Healthcare, St. Alexius Medical Center Project, Revenue, Series A, Rfdg (Escrowed to Maturity Date 07/01/20)(ee)	4.000	07/01/20	500	512,325
Ohio 3.6%
Buckeye Tobacco Settlement Financing Authority,
Revenue, Asset-Backed, Senior Turbo, Series A-2	5.125	06/01/24	2,835	2,744,280
Revenue, Asset-Backed, Senior Turbo, Series A-2	5.875	06/01/30	1,000	980,790

Cleveland-Cuyahoga County Port Authority, Revenue, Playhouse Square Foundation Project, Rfdg	5.000	12/01/28	250	277,738
County of Cuyahoga, Revenue, MetroHealth System, Rfdg	5.000	02/15/25	695	788,040
Lancaster Port Authority, Natural Gas, Revenue, Series A, Rfdg, (Mandatory Put Date 02/01/25)	5.000(cc)	08/01/49	250	290,912
Ohio Air Quality Development Authority, Revenue, Pratt Paper LLC Project, AMT, 144A	3.750	01/15/28	500	533,490
				5,615,250
Oklahoma 1.6%
Oklahoma Development Finance Authority,
Revenue, OU Medicine Project, Series B	5.000	08/15/29	1,100	1,329,504
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/25	800	927,600

Tulsa Airports Improvement Trust, Revenue, American Airlines Group, AMT, Rfdg, (Mandatory Put Date 06/01/25)	5.000(cc)	06/01/35	250	278,892
				2,535,996

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Oregon 0.1%
Hospital Facilities Authority of Multnomah County, Revenue, Mirabella at South Water Front, Series A, Rfdg	5.000%	10/01/19	110	$ 110,778
Pennsylvania 5.9%
Allegheny County Hospital Development Authority, Revenue, Allegheny Health Network, Series A, Rfdg	5.000	04/01/27	1,000	1,208,000
Chester County Industrial Development Authority, Revenue, Renaissance Academy Christian School, Rfdg	3.750	10/01/24	390	401,072
Commonwealth Financing Authority, Revenue, Tobacco Master Settlement Payment	5.000	06/01/25	1,000	1,171,970
Commonwealth of Pennsylvania,
First Series, GO, Rfdg	5.000	08/15/25	1,000	1,202,630
Series A, Certificate of Participation, Rfdg	5.000	07/01/26	500	602,770

East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000	12/01/23	500	561,970
Montgomery County Industrial Development Authority, Revenue, Exelon Generation Co., Series A, AMT, Rfdg, (Mandatory Put Date 04/01/20)	2.700(cc)	10/01/34	1,000	1,003,530
Moon Industrial Development Authority, Revenue, Baptist Homes Society, Rfdg	5.000	07/01/20	320	325,421
Pennsylvania Turnpike Commission,
Revenue, Rfdg	5.000	12/01/29	1,000	1,256,150
Revenue, Series A	5.000	12/01/29	500	622,750
Revenue, Series A-2, Rfdg	5.000	12/01/26	685	844,023
				9,200,286
Puerto Rico 1.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority,
Revenue, Senior Lien, Series A	4.000	07/01/22	155	155,969
Revenue, Senior Lien, Series A	5.000	07/01/19	560	560,000
Puerto Rico Sales Tax Financing Corp.,
Revenue, Series A-1, CABs	3.173(s)	07/01/24	1,206	1,025,040
Revenue, Series A-1, CABs	3.316(s)	07/01/27	1,373	1,050,921
				2,791,930

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Rhode Island 1.4%
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000%	06/01/22	540	$ 583,702
Revenue, Series A, Rfdg	5.000	06/01/24	1,400	1,570,072
				2,153,774
South Carolina 0.2%
South Carolina Public Service Authority, Revenue, Santee Cooper, Series A, Rfdg	5.000	12/01/24	280	302,067
Tennessee 0.6%
Memphis-Shelby County Industrial Development Board, Senior Tax Project, Series A, Rfdg	4.750	07/01/27	650	699,673
Tennessee Energy Acquisition Corp., Revenue, Series C	5.000	02/01/20	270	274,838
				974,511
Texas 11.1%
Austin Convention Enterprises, Inc.,
Revenue, First Tier Convention Center, Series A, Rfdg	5.000	01/01/26	1,500	1,780,935
Revenue, Second Tier Convention Center, Series B, Rfdg	5.000	01/01/25	650	743,028

Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000	07/15/24	500	561,915
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue, Rfdg	5.000	12/01/21	1,000	1,050,250
Central Texas Regional Mobility Authority,
Revenue, Senior Lien, Series A, Rfdg	5.000	01/01/23	610	675,825
Revenue, Sub Lien, Rfdg	5.000	01/01/21	180	188,573

City of Houston Airport System, Revenue, Sub-Series A, AMT, Rfdg	5.000	07/01/25	1,000	1,178,360
Clifton Higher Education Finance Corp.,
Revenue, Idea Public Schools	3.750	08/15/22	345	353,449
Revenue, Idea Public Schools (Pre-refunded Date 08/15/21)(ee)	5.500	08/15/31	410	444,436
Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	656,232
Revenue, Idea Public Schools, Series B	5.000	08/15/25	210	244,016

Dallas County Flood Control District No. 1, GO, Rfdg, 144A	5.000	04/01/20	750	764,887

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Texas (cont’d.)
Decatur Hospital Authority, Wise Regional Health Systems,
Revenue, Series A, Rfdg	4.000%	09/01/20	200	$ 204,224
Revenue, Series A, Rfdg	5.000	09/01/22	150	162,657
Revenue, Series A, Rfdg	5.000	09/01/23	150	166,230
Gulf Coast Authority,
Revenue, Exxon Project, Rfdg, FRDD	2.030(cc)	09/01/25	700	700,000
Revenue, Exxon Project, Rfdg, FRDD	2.030(cc)	12/01/25	2,050	2,050,000

Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A, Rfdg	4.000	02/15/22	55	56,770
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000	08/15/22	485	532,467
New Hope Cultural Education Facilities Finance Corp.,
Revenue, Jubilee Academic Center Project, Series A, 144A	4.250	08/15/27	500	508,400
Revenue, MRC Crestview, Rfdg	4.000	11/15/26	1,060	1,119,530
Revenue, Tarelton St. University Student Housing Project, Series A	4.000	04/01/21	300	307,740

North Texas Tollway Authority, Revenue, Series A, Rfdg	5.000	01/01/21	100	105,407
Port of Port Arthur Navigation District, Revenue, Emerald Renewable Diesel, AMT, Rfdg, (Mandatory Put Date 10/03/19), 144A	1.900(cc)	06/01/49	1,000	1,000,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000	10/01/29	630	696,982
Texas Municipal Gas Acquisition & Supply Corp. I,
Revenue, Senior Lien, Series A	5.250	12/15/19	100	101,657
Revenue, Senior Lien, Series D	6.250	12/15/26	935	1,092,510
				17,446,480
Utah 1.1%
Salt Lake City Corp. Airport,
Revenue, Series A, AMT	5.000	07/01/22	300	329,574
Revenue, Series A, AMT	5.000	07/01/26	1,050	1,265,061

Utah Charter School Finance Authority, Revenue, Spectrum Academy Project, 144A	4.300	04/15/25	135	135,981
				1,730,616

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Vermont 0.1%
Vermont Economic Development Authority, Revenue, Wake Robin Corp. Project, Rfdg	5.000%	05/01/21	100	$ 104,077
Virginia 0.8%
Virginia College Building Authority,
Revenue, Green Bond, Marymount University Project, Series B, 144A	5.000	07/01/20	500	510,990
Revenue, Marymount University Project, Series A, Rfdg, 144A	5.000	07/01/20	525	536,539

Virginia Small Business Financing Authority, Revenue, Senior Lien, Express Lanes	4.250	07/01/22	225	239,657
				1,287,186
Washington 0.2%
Washington Health Care Facilities Authority, Revenue, Overlake Medical Center, Rfdg	5.000	07/01/20	325	336,515
West Virginia 1.5%
Harrison County Commission, Revenue, Monongahela Power Co., Series A, AMT, Rfdg, (Mandatory Put Date 10/15/21)	3.000(cc)	10/15/37	500	502,295
Monongalia County Commission Special District, Revenue, Series A, Rfdg, 144A	4.500	06/01/27	250	260,705
West Virginia Economic Development Authority,
Revenue, Appalachian Power Co., Series A, Rfdg, (Mandatory Put Date 04/01/24)	2.550(cc)	03/01/40	1,000	1,025,230
Revenue, Wheeling Power Co. Mitchell, Series A, AMT, Rfdg, (Mandatory Put Date 04/01/22)	3.000(cc)	06/01/37	500	507,120
				2,295,350
Wisconsin 2.4%
Public Finance Authority,
Revenue, Bancroft Neurohealth Project, Series A, Rfdg, 144A	5.000	06/01/23	500	532,470

PGIM Short Duration Muni High Income Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Wisconsin (cont’d.)
Public Finance Authority, (cont’d.)
Revenue, Celanese U.S. Holdings LLC, Series A, AMT, Rfdg	5.000%	01/01/24	1,000	$ 1,106,170
Revenue, Series E, AMT, Rfdg	5.000	07/01/23	2,000	2,116,540
				3,755,180

TOTAL INVESTMENTS 99.4% (cost $152,043,913)				156,110,716
Other assets in excess of liabilities 0.6%				958,054

Net Assets 100.0%				$ 157,068,770

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2019 (unaudited)
Description	Shares	Value
Long-Term Investments 99.5%
Common Stocks
Diversified REITs 9.9%
American Assets Trust, Inc.	24,810	$ 1,169,047
Essential Properties Realty Trust, Inc.	36,971	740,899
STORE Capital Corp.	34,165	1,133,936
		3,043,882
Health Care REITs 13.7%
CareTrust REIT, Inc.	38,984	927,039
Medical Properties Trust, Inc.	20,352	354,939
New Senior Investment Group, Inc.	82,001	551,047
Ventas, Inc.	14,052	960,454
Welltower, Inc.	17,400	1,418,622
		4,212,101
Hotel & Resort REITs 8.4%
Apple Hospitality REIT, Inc.	25,717	407,872
DiamondRock Hospitality Co.	44,685	462,043
Host Hotels & Resorts, Inc.	39,037	711,254
MGM Growth Properties LLC (Class A Stock)	32,403	993,152
		2,574,321
Industrial REITs 20.1%
Americold Realty Trust	67,278	2,181,153
Duke Realty Corp.	21,292	673,040
First Industrial Realty Trust, Inc.	12,850	472,109
Prologis, Inc.	15,826	1,267,663
Rexford Industrial Realty, Inc.	23,219	937,351
STAG Industrial, Inc.	22,306	674,533
		6,205,849
Office REITs 11.7%
Cousins Properties, Inc.	27,015	977,133
Hudson Pacific Properties, Inc.	12,047	400,804
JBG SMITH Properties	31,528	1,240,311
Kilroy Realty Corp.	13,587	1,002,856
		3,621,104
Residential REITs 17.6%
AvalonBay Communities, Inc.	9,337	1,897,092
Camden Property Trust	12,102	1,263,328

PGIM US Real Estate Fund
Schedule of Investments as of June 30, 2019 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Residential REITs (cont’d.)
Equity LifeStyle Properties, Inc.	12,160	$ 1,475,494
Equity Residential	10,375	787,670
		5,423,584
Retail REITs 5.2%
Simon Property Group, Inc.	3,973	634,726
Spirit Realty Capital, Inc.	13,815	589,348
Weingarten Realty Investors	13,849	379,740
		1,603,814
Specialized REITs 12.9%
Digital Realty Trust, Inc.	3,693	434,998
Equinix, Inc.	2,950	1,487,656
Extra Space Storage, Inc.	6,231	661,109
Public Storage	1,267	301,761
QTS Realty Trust, Inc. (Class A Stock)	3,136	144,821
VICI Properties, Inc.	43,112	950,189
		3,980,534

Total Long-Term Investments (cost $25,777,282)		30,665,189

TOTAL INVESTMENTS 99.5% (cost $25,777,282)		30,665,189
Other assets in excess of liabilities 0.5%		164,298

Net Assets 100.0%		$ 30,829,487

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.
Other information regarding the Fund is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).